Description of the business and Group composition	12 Months Ended
Dec. 31, 2024
Investments accounted for using equity method [abstract]
Description of the business and Group composition

2. Description of the business and Group composition

Natuzzi S.p.A. (“Natuzzi”, the “Company” or the “Parent”) is domiciled in Italy. The Company’s registered office is at via Iazzitello 47, 70029 Santeramo in Colle (Bari, Italy). These consolidated financial statements include the accounts of Natuzzi S.p.A. and of its subsidiaries (together with the Company, the “Group”). The Group’s primary activity is the design, manufacture and marketing of leather and fabric upholstered furniture (see note 6 on operating segment).

During 2024, 2023 and 2022 no significant non-recurring events or unusual transactions have occurred. All transactions performed by the Group during 2024, 2023 and 2022 are part of the Group’s ordinary business.

The consolidated financial statements of the Group as at December 31, 2024 have been approved by the Company’s Board of Directors (the Board) on April 17, 2025 and authorised on April 30, 2025.

The subsidiaries included in the consolidation as at December 31, 2024, 2023 and 2022, together with the related percentages of ownership and other information, are as follows:

Name	Percentage as at 31/12/2024	Percentage as at 31/12/2023	Percentage as at 31/12/2022	Share/ quota capital	Ownership registered office	Activity
Italsofa Romania S.r.l.	100.00	100.00	100.00	RON 109,271,750	Baia Mare, Romania	(1)
Natuzzi (China) Ltd	100.00	100.00	100.00	CNY 106,414,300	Shanghai, China	(1)
Italsofa Nordeste S/A	100.00	100.00	100.00	BRL 159,300,558	Salvador de Bahia, Brazil	(1)
Natuzzi Quanjiao Limited	100.00	100.00	100.00	CNY 10,000,000	Quanjiao County-Anhui province, China	(1)
Natco S.p.A.	99.99	99.99	99.99	EUR 4,420,000	Santeramo in Colle, Italy	(2)
Nacon S.p.A.	100.00	100.00	100.00	EUR 2,800,000	Santeramo in Colle, Italy	(3)
Lagene S.r.l.	100.00	100.00	100.00	EUR 10,000	Santeramo in Colle, Italy	(3)
Natuzzi Americas Inc.	100.00	100.00	100.00	USD 89	High Point, N. Carolina, USA	(3)
Natuzzi Florida LLC	51.00	51.00	51.00	USD 4,955,186	High Point, N. Carolina, USA	(3)
Natuzzi Iberica S.A.	100.00	100.00	100.00	EUR 386,255	Madrid, Spain	(3)
Natuzzi Switzerland AG	100.00	100.00	100.00	CHF 2,000,000	Dietikon, Switzerland	(3)
Natuzzi Services Limited	100.00	100.00	100.00	GBP 25,349,353	London, UK	(3)
Natuzzi UK Retail Limited	70.00	70.00	70.00	GBP 100	Cardiff, UK	(3)
Natuzzi Germany Gmbh	100.00	100.00	100.00	EUR 25,000	Köln, Germany	(3)
Natuzzi Japan KK	74.40	74.40	74.40	JPY 28,000,000	Tokyo, Japan	(3)
Natuzzi Russia OOO	100.00	100.00	100.00	RUB 8,700,000	Moscow, Russia	(3)
Natmx S.DE.R.L.DE.C.V	100.00	100.00	100.00	MXN 68,504,040	Mexico City, Mexico	(3)
Natuzzi France S.a.s.	100.00	100.00	100.00	EUR 70,727	Paris, France	(3)
Natuzzi Oceania PTI Ltd	74.40	74.40	74.40	AUD 320,002	Sydney, Australia	(3)
Natuzzi Singapore PTE. LTD.	74.40	74.40	74.40	USD 7,654,207	Singapore, Republic of Singapore	(3)
Natuzzi Shanghai Co. Ltd	100.00	—	—	CNY 500,000	Shanghai, China	(3)
Natuzzi Netherlands Holding	100.00	100.00	100.00	EUR 34,605,000	Amsterdam, Holland	(4)
Natuzzi Trade Service S.r.l.	100.00	100.00	100.00	EUR 14,000,000	Santeramo in Colle, Italy	(5)

(1) Manufacture and distribution

(2) Intragroup leather dyeing and finishing

(3) Services and distribution

(4) Investment holding

(5) Dormant

During 2024, the consolidation area changed due to the establishment in August 2024 of Natuzzi Shanghai Co. Ltd, a subsidiary of Natuzzi (China) Ltd. The new entity provides administrative services to Asian commercial and manufacturing subsidiaries of the Group.

No business combinations occurred in 2024, 2023 and 2022.

The following table summarises the information related to the only material non-controlling interests (NCI) of the Group’s subsidiary Natuzzi Florida LLC, before any intra-group eliminations.

Summarised statement of financial position of Natuzzi Florida LLC and Non-controlling interests share in equity as at December 31, 2024 and 2023.

	31/12/24	31/12/23
Current assets	11,496	9,524
Non-current assets	12,833	13,589
Current liabilities	(12,738)	(10,469)
Non-current liabilities	(7,822)	(8,797)
Net assets	3,769	3,847
Net assets attributable to NCI – 49%	1,847	1,885

Summarised statement of profit or loss of Natuzzi Florida LLC and Non-controlling interests share of loss for the years ended December 31, 2024, 2023 and 2022.

	2024	2023	2022
Revenue	20,487	18,643	21,481
Expenses	(20,525)	(19,540)	(18,488)
Profit/(loss) for the year	(38)	(897)	2,993
Other comprehensive income/(loss)	240	(219)	195
Total comprehensive income/(loss) for the year	202	(1,116)	3,188
Profit/(loss) allocated to NCI – 49%	(19)	(440)	1,467
Other comprehensive income/(loss) allocated to NCI	118	(107)	96
Cash flow provided by operating activities	2,122	2,463	1,464
Cash flow used in investing activities	(87)	(1,122)	(599)
Cash flow used in financing activities (dividends to NCI for years ended December 31, 2024, 2023 and 2022, respectively 149, 698 and 589)	(2,324)	(2,401)	(1,892)